Transactions with Parties-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-In-Interest	Transactions with Parties-In-Interest
As of December 31, 2025 and 2024, certain Plan investments are shares of registered investment companies and CCT funds managed by the Plan’s Recordkeeper and Trustee. The Plan also invests in shares of CVS Health’s common stock and records associated dividend income. Although these transactions qualify as party-in-interest transactions, they are exempt from the prohibited transaction rule under ERISA.